Premier Fund Solutions, Inc.

480 NORTH MAGNOLIA AVENUE, SUITE 103

EL CAJON, CALIFORNIA 92020

PHONE (619) 588-9700      FAX (619) 588-9701

November 13, 2007

Securities and Exchange Commission

Public Filing Desk

Judiciary Plaza

450 5th Street, N.W.

Washington, D.C. 20549

Re:  Walthausen Funds

       CIK Number   0001418191

Attention:  Mary A. Cole, Senior Counsel

Dear Ladies and Gentlemen:

On behalf of Walthausen Funds, we are filing Form N-1A for the purpose of registering the shares of the Trust under the Securities Act of 1933.

Also, Form N-8A Notification of Registration Pursuant to Section 8(a) of the Investment Company Act of 1940 is being filed concurrently.

This filing is substantially the same as the Paradigm Value Fund, File Nos. 811-21233, 333-100507 and we suggest a selective review would be in order by Mary A. Cole, Senior Counsel, who manages the Paradigm Value Fund filings.  Mr. John B. Walthausen was the manager of the Paradigm Value Fund from its inception on January 1, 2003 through July 31, 2007.

If there are any questions, please contact me at 619-588-9700.

Very truly yours,

/s/ Jeffrey  R. Provence

JEFFREY R. PROVENCE

JRP

Enclosures